Rule 497(e)
                                                               File No.  2-89550


                          FutureFunds Series Account of
                   Great-West Life & Annuity Insurance Company
                          Effective September 13, 1999

On Page 1 of the prospectus, in the last paragraph the number of Investment Divisions should be revised from "twenty-nine" to "thirty-two" and the following should be added to the list of fund families:

         Pioneer Variable Contracts Trust
         The Alger American Fund.

On Page 6 under the heading Eligible Fund Annual Expenses, please add the following:

                                                                                       Total Eligible
Eligible Fund                          Management Fees           Other Expenses        Fund Expenses
Maxim Bond Index1                            .50%                        0%                 .50%
Pioneer VCT Equity Income                    .71%                      .25%                 .96%
Alger American Balanced                      .75%                      .17%                 .92%
Alger American MidCap Growth                 .80%                      .04%                 .84%


On Page 7 under the heading Examples, please add the following:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
Maxim Bond Index                             $78.21           $119.20           $166.92          $261.48
Pioneer VCT Equity Income                    $82.95           $134.25           $193.50          $322.95
Alger American Balanced                      $82.95           $132.95           $191.22          $317.72
Alger American MidCap Growth                 $81.72           $130.35           $186.63          $307.19

On Page 8 under the heading Examples, please add the following:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
Maxim Bond Index                             $18.21           $59.20            $106.92          $261.48
Pioneer VCT Equity Income                    $22.95           $74.25            $133.50          $322.95
Alger American Balanced                      $22.54           $72.95            $131.22          $317.72
Alger American MidCap Growth                 $21.72           $70.35            $126.63          $307.19

On Page 10 under the heading Maxim Series Fund, Inc., please add the following:

Maxim Bond Index Portfolio1 seeks investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

On Page 11, please add the following:

The Alger American Fund

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation.

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential.

Pioneer Variable Contracts Trust

Pioneer VCT Equity-Income Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

On Page 11 under the heading Eligible Fund Investment Advisers, please add the following:

Pioneer Variable Contracts Trust is advised by The Pioneer Group, Inc., 60 State Street, Boston, Massachusetts 02109.

The Alger American Fund is advised by Fred Alger Management, Inc., 1 World Trade Center, Suite 9333, New York, New York 10048.

On Page 28 under the heading Average Annual Total Returns, please add the table on the attached page 3.

On Page 29, please insert the following information to the chart:

                                                                           Investment Division
Investment Division                Eligible Fund Inception Date            Inception in Series Account
Maxim Bond Index                   December 1, 1992                        September 13, 1999
Pioneer VCT Equity-Income          March 1, 1995                           September 13, 1999
Alger American Balanced            September 5, 1989                       September 13, 1999
Alger American MidCap Growth       May 3, 1993                             September 13, 1999


                                                                 Before CDSC 10      After CDSC 10  Before CDSC 10    After CDSC 10
                            Before   After   Before  After CDSC  Years of if Less,   Years of if    Years of if       Years of if
                            CDSC 1   CDSC 1  CDSC 5  5 Years     Life of Investment  Less, Life of  Less, Life of     Less, Life of
Investment Division         Year     Year    Years               Division            Investment     Underlying Fund   Underlying
                                                                                     Division       Portfolio         Fund Portfolio
Maxim Bond Index              5.75%  -0.26%  4.61%   3.54%       N/A                  N/A           5.23%             5.22%
Pioneer VCT Equity-Income    20.01%  13.99%  N/A     N/A         N/A                  N/A           23.01%            22.12%
Alger American Balanced      29.88%  23.87%  14.96%  14.21%      N/A                  N/A           10.65%            10.64%
Alger American MidCap Growth 28.68%  22.67%  17.51%  16.81%      N/A                  N/A           21.97%            21.53%



--------
1 Formerly, the Maxim Investment Grade Corporate Bond Portfolio. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its name and investment objective so that it now seeks investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.